Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2012
Other Comprehensive Income (Loss) [Abstract]
Schedule of components of other comprehensive income (loss)
Other comprehensive income (loss) components and related taxes are shown in the following table for the years ended December 31, 2012, 2011 and 2010.

Year ended December 31, (In thousands)	Before-Tax Amount	Tax Effect	Net-of-Tax Amount
2012:
Unrealized losses on available-for-sale securities	$(4,702)	$(1,645)	$(3,057)
Unrealized net holding gain on cash flow hedge	846	296	550
Changes in pension plan assets and benefit obligations recognized in other comprehensive income	(9,508)	(3,328)	(6,180)
Other comprehensive loss	$(13,364)	$(4,677)	$(8,687)
2011:
Unrealized gains on available-for-sale securities	$25,063	$8,772	$16,291
Reclassification adjustment for gains realized in net income	(28,829)	(10,090)	(18,739)
Unrealized net holding gain on cash flow hedge	788	276	512
Changes in pension plan assets and benefit obligations recognized in other comprehensive income	(7,734)	(2,707)	(5,027)
Other comprehensive loss	$(10,712)	$(3,749)	$(6,963)
2010:
Unrealized losses on available-for-sale securities	$(11,218)	$(3,926)	$(7,292)
Reclassification adjustment for gains realized in net income	(11,864)	(4,152)	(7,712)
Unrealized net holding loss on cash flow hedge	(151)	(53)	(98)
Changes in pension plan assets and benefit obligations recognized in other comprehensive income	(3,734)	(1,307)	(2,427)
Other comprehensive loss	$(26,967)	$(9,438)	$(17,529)

Schedule of components of accumulated other comprehensive income (loss)
The ending balance of each component of accumulated other comprehensive income (loss) was as follows as of December 31:

(In thousands)	2012	2011
Pension benefit adjustments	$(27,134)	$(20,954)
Unrealized net holding loss on cash flow hedge	—	(550)
Unrealized net holding gains on AFS securities	9,616	12,673
Total accumulated other comprehensive loss	$(17,518)	$(8,831)